UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-3595

Name of Fund:  BlackRock Healthcare Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Healthcare Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock Healthcare Fund, Inc.


Schedule of Investments as of January 31, 2007                                                                  (in U.S. dollars)

                                                       Shares
                    Industry                             Held    Common Stocks                                          Value
Europe

Austria - 0.9%      Biotechnology Products - 0.9%     150,000    Intercell AG (a)                                  $    3,909,575

                                                                 Total Common Stocks in Austria                         3,909,575


Denmark - 0.3%      Biotechnology Products - 0.3%      25,000    Genmab A/S (a)                                         1,593,439

                                                                 Total Common Stocks in Denmark                         1,593,439


France - 1.6%       Pharmaceutical -                   80,000    Sanofi-Aventis                                         7,049,937
                    Prescription - 1.6%

                                                                 Total Common Stocks in France                          7,049,937


Germany - 3.1%      Biotechnology Products - 0.5%      80,000    GPC Biotech AG (a)                                     2,268,277

                    Pharmaceutical -                  200,000    Bayer AG                                              11,878,260
                    Diversified - 2.6%

                                                                 Total Common Stocks in Germany                        14,146,537


Netherlands - 0.7%  Biotechnology Products - 0.7%     600,000    Pharming Group NV (a)                                  3,044,699

                                                                 Total Common Stocks in the Netherlands                 3,044,699


Sweden - 1.0%       Medical Devices - 1.0%            201,400    Elekta AB                                              4,453,920

                                                                 Total Common Stocks in Sweden                          4,453,920


Switzerland - 8.8%  Pharmaceutical -                  400,000    Novartis AG Registered Shares                         23,062,899
                    Prescription - 8.8%                78,000    Roche Holding AG                                      14,691,224
                                                       11,400    Speedel Holding AG (a)                                 1,539,684

                                                                 Total Common Stocks in Switzerland                    39,293,807


United Kingdom -    Pharmaceutical -                  320,000    Shire Plc                                              6,744,388
1.5%                Specialty - 1.5%

                                                                 Total Common Stocks in the United Kingdom              6,744,388

                                                                 Total Common Stocks in Europe - 17.9%                 80,236,302


North America

Bermuda - 0.3%      Pharmaceutical -                   88,000    Warner Chilcott Ltd. (a)                               1,306,800
                    Specialty - 0.3%

                                                                 Total Common Stocks in Bermuda                         1,306,800


United States -     Biotechnology - 0.4%               26,814    Cytori Therapeutics, Inc. (a)                            156,594
70.2%                                                  22,500    Kendle International, Inc. (a)                           873,900
                                                       60,000    Luminex Corp. (a)                                        762,600
                                                                                                                   --------------
                                                                                                                        1,793,094

                    Biotechnology Discovery            22,000    Charles River Laboratories International, Inc. (a)       990,000
                    Tools & Platform                  236,200    Covance, Inc. (a)(f)                                  14,561,730
                    Technologies - 7.6%               530,000    Exelixis, Inc. (a)                                     5,194,000
                                                      140,000    Lexicon Genetics, Inc. (a)                               532,000
                                                      338,000    Medarex, Inc. (a)(f)                                   4,552,860
                                                      170,000    Thermo Fisher Scientific, Inc. (a)                     8,134,500
                                                                                                                   --------------
                                                                                                                       33,965,090

                    Biotechnology Products - 9.7%     119,000    Cephalon, Inc. (a)(f)                                  8,616,790
                                                       95,000    Genentech, Inc. (a)(f)                                 8,300,150
                                                       40,000    Gilead Sciences, Inc. (a)                              2,572,800
                                                       33,000    PDL BioPharma, Inc. (a)                                  676,830
                                                      370,000    Progenics Pharmaceuticals, Inc. (a)                   11,088,900
                                                      326,000    Vertex Pharmaceuticals, Inc. (a)(f)                   11,524,100
                                                      120,000    Vical, Inc. (a)                                          750,000
                                                                                                                   --------------
                                                                                                                       43,529,570

                    Health Care Equipment              13,000    Beckman Coulter, Inc.                                    838,760
                    & Supplies - 0.4%                  26,000    Hospira, Inc. (a)                                        956,280
                                                                                                                   --------------
                                                                                                                        1,795,040

                    Health Care Information           294,000    Cerner Corp. (a)(f)                                   13,209,420
                    & Technology - 9.6%               150,000    Emageon, Inc. (a)(f)                                   1,800,000
                                                    1,350,000    Emdeon Corp. (a)                                      19,251,000
                                                      181,700    WebMD Health Corp. Class A (a)(f)                      8,966,895
                                                                                                                   --------------
                                                                                                                       43,227,315

                    Health Care Services               39,000    AmerisourceBergen Corp.                                2,042,820
                    & Supplies - 1.9%                  24,500    Cardinal Health, Inc.                                  1,749,790
                                                      165,000    Cytyc Corp. (a)                                        4,771,800
                                                                                                                   --------------
                                                                                                                        8,564,410

                    Managed Health Care -              10,000    Aetna, Inc.                                              421,600
                    Multi-line - 4.3%                 329,300    UnitedHealth Group, Inc.                              17,209,218
                                                       18,000    WellPoint, Inc. (a)                                    1,410,840
                                                                                                                   --------------
                                                                                                                       19,041,658

                    Medical Devices - 22.2%            38,700    Adeza Biomedical Corp. (a)                               604,494
                                                       60,000    AngioDynamics, Inc. (a)                                1,584,000
                                                       20,000    Becton Dickinson & Co.                                 1,538,800
                                                      114,000    Boston Scientific Corp. (a)                            2,103,300
                                                      310,000    DexCom, Inc. (a)                                       2,759,000
                                                        8,500    Gen-Probe, Inc. (a)                                      439,620
                                                      304,000    Hansen Medical, Inc. (a)                               4,860,960
                                                      498,000    Hologic, Inc. (a)(f)                                  27,663,900
                                                      274,000    Intuitive Surgical, Inc. (a)                          26,964,340
                                                      697,000    SonoSite, Inc. (a)(f)                                 22,652,500
                                                       76,400    St. Jude Medical, Inc. (a)                             3,266,864
                                                       28,000    Stryker Corp.                                          1,734,320
                                                      100,000    Thoratec Corp. (a)                                     1,801,000
                                                        5,000    Varian, Inc. (a)                                         267,550
                                                       22,000    Varian Medical Systems, Inc. (a)                       1,014,860
                                                        2,000    Zimmer Holdings, Inc. (a)                                168,440
                                                                                                                   --------------
                                                                                                                       99,423,948

                    Pharmaceutical -                  481,000    Abbott Laboratories                                   25,493,000
                    Diversified - 5.9%                 12,000    Johnson & Johnson                                        801,600
                                                                                                                   --------------
                                                                                                                       26,294,600

                    Pharmaceutical -                  200,000    Schering-Plough Corp.                                  5,000,000
                    Prescription - 1.1%

                    Pharmaceutical -                   41,000    Baxter International, Inc.                             2,036,060
                    Specialty - 6.8%                  380,000    Celgene Corp. (a)(f)                                  20,398,400
                                                       14,431    Infinity Pharmaceuticals, Inc. (a)                       210,260
                                                      215,000    Medimmune, Inc. (a)                                    7,451,900
                                                       25,400    Somaxon Pharmaceuticals, Inc. (a)                        337,566
                                                                                                                   --------------
                                                                                                                       30,434,186

                    Pharmacy Benefit                   19,000    Medco Health Solutions, Inc. (a)                       1,124,990
                    Managers - 0.3%

                                                                 Total Common Stocks in the United States             314,193,901

                                                                 Total Common Stocks in North
                                                                 America - 70.5%                                      315,500,701


Pacific Basin/Asia

China - 0.2%        Medical Devices - 0.2%             40,000    Mindray Medical International Ltd. (a)(b)                972,000

                                                                 Total Common Stocks in China                             972,000


India - 2.9%        Pharmaceutical - Generic - 2.9%   200,000    Glenmark Pharmaceuticals Ltd.                          2,803,608
                                                      440,000    Sun Pharmaceuticals Industries Ltd.                   10,229,842

                                                                 Total Common Stocks in India                          13,033,450

Japan - 0.5%        Pharmaceutical -                  100,000    Chugai Pharmaceutical Co., Ltd.                        2,252,141
                    Prescription - 0.5%

                                                                 Total Common Stocks in Japan                           2,252,141

                                                                 Total Common Stocks in the Pacific
                                                                 Basin/Asia - 3.6%                                     16,257,591

                                                                 Total Common Stocks
                                                                 (Cost - $319,325,390) - 92.0%                        411,994,594



                                                   Beneficial
                                                     Interest    Short-Term Securities
                                                $   5,734,482    BlackRock Liquidity Series, LLC Cash Sweep
                                                                 Series, 5.29% (c)(d)                                   5,734,482
                                                   90,562,150    BlackRock Liquidity Series LLC Money Market
                                                                 Series, 5.29% (c)(d)(e)                               90,562,150

                                                                 Total Short-Term Securities
                                                                 (Cost - $96,296,632) - 21.5%                          96,296,632

                                                                 Total Investments
                                                                 (Cost - $415,622,022*) - 113.5%                      508,291,226
                                                                 Liabilities in Excess of Other Assets - (13.5%)     (60,371,496)
                                                                                                                   --------------
                                                                 Net Assets - 100.0%                               $  447,919,730
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $       417,011,644
                                                ===================
    Gross unrealized appreciation               $        93,847,503
    Gross unrealized depreciation                       (2,567,921)
                                                -------------------
    Net unrealized appreciation                 $        91,279,582
                                                ===================


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                     $   8,161,137       $    371,406
    BlackRock Liquidity Series, LLC
       Money Market Series                   $  26,268,500       $    149,031


(d) Represents the current yield as of January 31, 2007.

(e) Security was purchased with the cash proceeds from securities loans.

(f) Security, or a portion of security, is on loan.

o Forward foreign exchange contracts as of January 31, 2007 were as follows:


    Foreign Currency                    Settlement            Unrealized
    Purchased                              Date              Depreciation

    DKK     83,518,666                February 2007          $    (75,474)
    EUR      5,401,176                February 2007               (28,300)
                                                             -------------
    Total Unrealized Depreciation on
    Forward Foreign Exchange Contracts - Net
    (USD Commitment - $21,538,588)                           $   (103,774)
                                                             =============

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o   Currency Abbreviations:
    DKK      Danish Krone
    EUR      Euro
    USD      U.S. Dollar


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Healthcare Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Healthcare Fund, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Healthcare Fund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Healthcare Fund, Inc.


Date:  March 26, 2007